INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2013
INCOME TAXES [Abstract]
Schedule of Provision for Income Taxes
	Years Ended September 30,
	2013	2012

Current expense	$583	$448
Deferred expense (benefit)	300	(41)
	$883	$407

Schedule of Reconciliation of Statutory Tax Rate to the Effective Tax Rate of Taxes

	Years Ended September 30,
	2013	2012

Tax at statutory rate	$1,033	$675
Tax exempt interest	(184)	(271)
Income from company owned life insurance	(69)	(74)
Other	103	77
Federal income tax expense	$883	$407

Effective Tax Rate	29.06%	20.49%

Schedule of Net Deferred Tax Assets and Liabilities

	2013	2012
Deferred tax assets:
Deferred compensation plan	$369	$356
Deferred loan origination fees	25	29
Allowance for loan losses	676	681
AMT credit carryforward	331	446
Fictitious loans loss	-	323
Unrealized losses on available for sale securities	402	-
Stock based compensation plans	77	-
Basis in other real estate owned	54	23
ESOP compensation expense	51	38
Other	11	7
	1,996	1,903

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	431	431
Basis in property and equipment	318	331
Accretion on securities	7	32
Mortgage servicing rights	104	75
Unrealized gains on available for sale securities	-	884
	860	1,753
Net deferred tax asset	$1,136	$150